LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
ROU Assets	$ 224,759	$ 254,250
Liabilities:
Current lease liabilities	49,231	50,953
Long-term lease liabilities	309,160	349,568
Total lease liabilities	$ 358,391	$ 400,521
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities